CCA Investments Trust

CCA Core Return Fund

CCA Aggressive Return Fund

Incorporated herein by reference is the definitive version of the prospectus for the CCA Core Return Fund and the CCA Aggressive Return Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended (SEC Accession No. 0001162044-12-001338).